PROVISION FOR INCOME TAXES AND DEFERRED INCOME TAXES - Deferred Taxes (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Deferred Tax Assets:
Allowance for Doubtful Accounts	$ 1,162	$ 820
Inventory Reserve	249	309
Accrued Expenses	456	759
Interest Expense	2,534	0
Other	1,183	775
Operating Lease Liabilities	1,189	2,514
Stock-based Compensation	1,217	1,806
Operating Losses	34,673	36,985
Property and Equipment and Depreciation	5,419	5,108
Total Deferred Tax Assets	48,082	49,076
Valuation Allowance	(40,995)	(39,890)
Net Deferred Tax Assets	7,087	9,186
Deferred Tax Liabilities:
Property, Plant and Equipment	(3,455)	(4,238)
Right-of-Use Assets	(1,156)	(2,437)
State Taxes	(2,476)	(2,511)
Total Deferred Tax Liabilities	(7,087)	(9,186)
Net Deferred Tax Assets	$ 0	$ 0